Convertible Preferred Stock and Stockholders' Equity (Details 3) (USD $)	6 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Third party vendor	Dec. 31, 2012 Third party vendor Minimum	Dec. 31, 2012 Third party vendor Maximum	Nov. 30, 2013 Marketing sponsorship partner item	Dec. 31, 2013 2005 Plan	Jun. 30, 2014 Series A convertible preferred stock	Dec. 31, 2013 Series A convertible preferred stock	Dec. 31, 2012 CEO Employment agreement	Jun. 30, 2014 CEO Employment agreement	Dec. 31, 2013 CEO Employment agreement
Convertible Preferred Stock and Stockholders' Equity
Share value for which right to sell is provided														$ 1,000,000		$ 1,000,000
Compensation expense	11,540,000	3,616,000	9,346,000	10,320,000	6,208,000										400,000	200,000
Additional estimated stock-based compensation expense expected to record															600,000
Weighted-average period for recognition of stock-based compensation expense															2 years 10 months 24 days
Common stock issued	76,814,334		59,955,343	56,207,579	55,661,539	7,483,638
Outstanding stock options			18,363,144
Outstanding common stock warrants			5,930,758
Outstanding shares												0	2,857,143
Additional shares available for grant											604,093
Total			87,710,481
Percentage of bill rendered for legal services that can be paid in shares of common stock							20.00%
Share price (in dollars per share)							$ 11.51
Value of shares issued							900,000
Shares issued							73,883			36,666
Fair value (in dollars per share)								$ 7.92	$ 9.75
Gain on transaction issuance of shares							200,000
Number of marketing sponsorship partner										1
Cash paid										300,000
Total expense										$ 600,000